Stockholders' Deficiency - Summary of Stock Option (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Number of Options, Outstanding, beginning	2,168,950	1,330,450
Number of Options, Granted	850,000	857,000
Number of Options, Forfeited	(250)	(18,500)
Number of Options, Outstanding at ending	3,018,700	2,168,950
Number of Options, Exercisable	1,721,212	1,137,620
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 7.53	$ 10.11
Weighted Average Exercise Price, Granted	3.35	3.72
Weighted Average Exercise Price, Forfeited	4.70	16.41
Weighted Average Exercise Price Outstanding, Ending Balance	4.34	7.53
Weighted Average Exercise Price Exercisable, Balance	$ 4.74	$ 9.78
Weighted Average Remaining Life In Years Outstanding	8 years 4 months 24 days	8 years 2 months 12 days
Weighted Average Remaining Life In Years Exercisable	7 years 9 months 18 days	7 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding		$ 3,000
Aggregate Intrinsic Value, Exercisable